TAXES ON INCOME (Schedule Of Income Tax Reconciliation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income before taxes as reported in the consolidated statements of operations	$ 17,257	$ 13,190	$ 6,853
Statutory tax rate	24.00%	25.00%	26.50%	26.50%
Theoretical tax income on the above amount at the Israeli statutory tax rate	$ 4,142	$ 3,298	$ 1,816
Non-deductible expenses	290	467	1,527
Non-deductible expenses related to employee stock options	289	268	430
Changes in tax rate	124	8,900
Losses in respect of which no deferred taxes were generated (including changes in valuation allowance)	(3,225)	(10,055)	2,003
Other	77	(1,117)	66
Actual tax expense	$ 1,697	$ 1,761	$ 5,842